Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,511,404	$ 2,279,593
Less: allowance for expected credit losses	(125,643)	(160,855)
Accounts receivable, net	1,385,761	2,118,738
Non-current accounts receivable	$ 2,227,089	$ 4,597,214